DEFERRED REVENUE	12 Months Ended
Aug. 31, 2013
Deferred Revenue [Abstract]
DEFERRED REVENUE
DEFERRED REVENUE
In 2008, Monsanto entered into a corn herbicide tolerance and insect control trait technologies agreement with Pioneer Hi-Bred International, Inc. Among its provisions, the agreement modified certain existing corn license agreements between the parties. Under the agreement, which requires fixed annual payments, the company recorded a receivable and deferred revenue of $635 million in first quarter 2008. Cumulative cash receipts will be $725 million over an eight-year period. Revenue of $79 million related to this agreement was recorded in each of the fiscal years 2013, 2012 and 2011. As of Aug. 31, 2013, and Aug. 31, 2012, the remaining receivable balance is $230 million and $313 million, respectively, in the Statements of Consolidated Financial Position. The majority of this balance is included in long-term receivables, and the current portion is included in trade receivables. As of Aug. 31, 2013, and Aug. 31, 2012, the remaining deferred revenue balance is $159 million and $238 million, respectively, of which $79 million is included in short-term deferred revenue in both periods.
In 2008, Monsanto and Syngenta entered into a Genuity Roundup Ready 2 Yield Soybean License Agreement which grants Syngenta access to Monsanto’s Genuity Roundup Ready 2 Yield Soybean technology in consideration of royalty payments from Syngenta, based on sales. The minimum obligation from Syngenta over the nine-year contract period is $81 million. Revenue of $23 million, $6 million and $4 million related to this agreement was recorded in fiscal years 2013, 2012 and 2011, respectively. As of Aug. 31, 2013, and Aug. 31, 2012, the remaining receivable balance is $58 million and $67 million, respectively. The majority of this balance is included in long-term receivables, net in the Statements of Consolidated Financial Position and the current portion is included in trade receivables, net. As of Aug. 31, 2013, and Aug. 31, 2012, the remaining deferred revenue balance is $34 million and $56 million, respectively, of which $24 million and $12 million, respectively, is included in short-term deferred revenue.